5. Equity Method Investment: Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Equity Method Investments

	December 31, 2016	December 31, 2015
Company's equity method investment	$ 26,201,949	$ 24,989,505
Partnership assets	$ 128,721,905	$ 97,456,613
Partnership liabilities	$ 258,881	$ 148,566
Partnership net (loss) income	$ 6,583,183	$ (3,344,462)